General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2018
Other Income and Expenses [Abstract]
Schedule of general and administrative expenses

	Year Ended December 31,
	2018	2017	2016
	(U.S. dollars in thousands)

Legal fees*	$3,756	$2,741	$3,849
Professional services fees	1,532	2,126	2,821
Settlement in connection in one of the legal proceedings (see Note 8.a.10.)	-	-	1,664
Salaries and related expenses	518	620	681
Impairment of fixed assets	-	-	114
Stock-based compensation	39	-	-
Others	658	529	533

	$6,503	$6,016	$9,662

*	The 2017 legal fees include a deduction of $2 million legal fees refund in connection with the 2016 directors and officers insurance policy based on a settlement agreement. Such amount was received on February 23, 2018 and presented within other receivables as of December 31, 2017.